Note 10 - Incentive Compensation Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
13.	Incentive Compensation Plan:

Benefits under the Company’s Incentive Compensation Plan (the “ICP”) are realized upon either a Change-in-Control (as defined in the ICP) of the Company, or upon the issuance by the Company of an “Excess Dividend” (as defined in the ICP) following certain asset sales. The ICP provides that payments made in connection with an Excess Dividend may not exceed the hypothetical ICP payments that would have been made had there instead been a Change in Control transaction consummated on the dividend payment date. The ICP payments that would have been made had there been a Change in Control transaction consummated on December 30, 2013, the payment date of the $98,685,000 special dividend, were approximately $5,277,800. The ICP payments actually made in respect of the $68,000,000 cash portion of the special dividend totaled $5,044,600. Consequently, remaining ICP payments to be made in connection with the special dividend when and to the extent that GSD holders receive cash in respect of their GSD interests may not exceed $233,200 ($5,277,800 - $5,044,600).

Employees	Number of Units under Plan	Maximum Benefit relating to the 2013 Non-Cash Dividends
COO	14,850	$31,482
Employees	4,400	$9,328
Directors	53,900	$114,268
Total ICP excluding termed employees and directors	73,150	$155,078
Former CEO	20,350	$43,142
All other former employees	8,250	$17,490
Former director	8,250	$17,490
Total former Board members and former employees	36,850	$78,122
Total maximum ICP to be paid	110,000	$233,200

10.  Incentive Compensation Plan

The Company has an incentive compensation plan for eligible full-time employees and members of the Board in order to promote shareholder value. The Board approved amendments to the plan on February 2, 2010 which are set forth in an Amended and Restated Incentive Compensation Plan dated as of February 2, 2010 (as amended, the “Incentive Plan”). Full-time employees and members of the Board are eligible to participate, and rights of all participants vested immediately on February 2, 2010.

Benefits are realized upon either a change in control of the Company or upon the issuance by the Company of an “excess dividend” following certain asset sales. Change-in-control is defined as the accumulation by any person, entity or group of 30% or more of the combined voting power of the Company's voting stock or the occurrence of certain other specified events. In the event of a change in control, the Incentive Plan provides for a cash payment equal to the difference between the Incentive Plan's "establishment date" price of $15.39 per share, and the per share price of the Common Stock on the closing date equivalent to 100,000 shares of Common Stock, such number of shares subject to adjustments to reflect changes in capitalization. For any individual who becomes a participant with an effective date after December 31, 2009, the trading price of the Company’s Common Stock for the 10 trading days ending on the trading day prior to the date of participation will replace the price of $15.39 for the purpose of calculating benefits. The payment amount would be distributed to eligible participants based upon their respective weighted percentages (ranging from .5% to 18.5%). There are currently 110,000 units granted under the Incentive Plan equal to 110,000 shares of Common Stock, which reflects the amounts outstanding at year end for 2013, 2012 and 2011.

Benefits are also realized if the Company receives proceeds from the disposition of assets during any twelve-month period in an aggregate dollar amount greater than or equal to 15% of the total gross fair market value of Company assets, and within twelve months following the last disposition the Company distributes to shareholders an amount that exceeds income from operations (an “Excess Dividend”). In such event, the Company will pay participants an aggregate amount equal to the Excess Dividend per share multiplied by the number of units in the Incentive Plan, currently 110,000 (the “Disposition Dividend”); provided that a Disposition Dividend may not exceed the aggregate amount of payments under the Incentive Plan that would have been paid had there been a change-in-control consummated on the date of the payment of the Disposition Dividend. This feature is intended to encourage management and the Board to consider asset dispositions followed by distributions of proceeds that are in the best interests of the Company’s shareholders but which would otherwise result in a reduction of potential benefits under the Incentive Plan.

In the event of death of a participant, the beneficiary of the participant in the Incentive Plan is entitled to a death benefit.

On September 13, 2013, the Board of Board of Directors declared a special dividend in the amount of $98,685,000 or $66.56/share of which $68,000,000 or $45.86 was paid in cash. The dividend was paid on December 30, 2013 to stockholders of record as of November 1, 2013. The declaration of the dividend also required cash payment to participants of the Company’s Incentive Compensation Plan in the aggregate amount of $5,044,600 to be allocated and paid to Plan participants in accordance with Plan rules. The allocation to Plan participants are below:

PLAN PARTICPANTS	COMPENSATION	DIRECTOR FEES	Total
Board of Directors(1)	$-	$2,850,199	$2,850,199
Chief Operating Officer	$681,021	-	$681,021
Former Chief Executive Officer	$933,251	-	$933,251
Chief Executive Officer	-	-	-
Chief Financial Officer	-	-	-
Other Employees(2)	$580,129	-	$580,129
Total	$2,194,401	$2,850,199	$5,044,600

(1) $378,345 of the $2,850,199 relate to a former Director who resigned in September 2013.

(2) Approximately $378,345 of the $580,129 relate to 2012 employees who are no longer employees following the restructuring in early 2013.

The remaining liability under the Incentive Plan, payable by the Company when and to the extent that GSD LLC holders receive cash in respect of their GSD interests, is estimated to be not more than $233,200 in the aggregate.

On November 19, 2012, the Board of Directors declared a special cash dividend in the amount of $56,786,652 or $38.30/share. The dividend was payable on December 14, 2012 to stockholders of record as of December 1, 2012. The declaration of the dividend also required cash payment to participants of the Company’s Incentive Compensation Plan in the aggregate amount of $4,213,000 to be allocated and paid to Plan participants in accordance with Plan rules. The allocation to Plan participants are below:

PLAN PARTICPANTS	COMPENSATION	DIRECTOR FEES	Total
Board of Directors		$2,380,345	$2,380,345
Chief Operating Officer	$568,755		568,755
Former Chief Executive Officer	779,405		779,405
Chief Financial Officer	-		-
Other Employees *	484,495		484,495
Total	$1,832,655	$2,380,345	$4,213,000

*Approximately $315,975 of the $484,495 relate to 2012 employees which are no longer employees following the restructuring in early 2013.

At December 31, 2012, there were no accrued liabilities under the Incentive Plan.

As of December 31, 2013 the vested maximum benefit payable to individuals who are no longer employees or directors of the Company is as follows:

Employees	Number of Shares under Plan	Maximum Benefit relating to the 2013 Non-Cash Dividends	Total Maximum Benefit
Former CEO	20,350	$43,142	$259,870
All other former employees	8,250	$17,490	$107,915
Former director	8,250	$17,490	$105,728
Total Maximum Benefit	36,850	$78,122	$473,513